INVENTORIES, NET - Movement of allowance for slow-moving inventories (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
INVENTORIES, NET
Beginning balance	$ 203,810	¥ 1,399,524	¥ 4,024,663
Charge to cost of sales	9,521	65,380	65,245
Less: Selling of slow-moving items	(213,331)	(1,464,904)	(2,690,384)
Ending balance	$ 0	¥ 0	¥ 1,399,524